Share-Based Payments - Schedule Of Expense Recognized for Employee Services Received (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements		€ 61.0	€ 32.1	€ 30.2
Expense arising from cash-settled share-based payment arrangements		32.7	0.7	0.0
Total		93.7	32.8	30.2
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total		7.0	1.1	0.9
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total		60.5	24.9	23.2
Sales and marketing expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total		0.5	0.1	0.1
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total		25.7	6.7	6.0
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements		20.2	17.1	27.0
Expense arising from cash-settled share-based payment arrangements		6.3	0.0	0.0
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements		5.9	11.3	3.2
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements		2.4	2.7	0.0
Expense arising from cash-settled share-based payment arrangements		3.6	0.7	0.0
Reclassification for share-based payment arrangement	€ 1.1
BioNTech 2020 Employee Equity Plan for employees based outside North America
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payment arrangements		32.5	1.0	0.0
BioNTech Restricted Stock Unit Plan for North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from cash-settled share-based payment arrangements		€ 22.8	€ 0.0	€ 0.0